Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 1,059,378	¥ 980,206	¥ 675,169
Other comprehensive income (loss), net of tax (Note 16)
Unrealized gain (loss) on securities	12,308	(32,960)	76,308
Unrealized gain (loss) on derivative instruments	495	(4,079)	2,903
Foreign currency translation adjustments	(24,657)	(115,599)	129,863
Pension liability adjustments	91,034	(208,644)	16,370
Other comprehensive income (loss)	79,180	(361,282)	225,444
Total comprehensive income (loss)	1,138,558	618,924	900,613
Less-Comprehensive income attributable to noncontrolling interests	278,358	196,771	209,281
Total comprehensive income (loss) attributable to NTT	¥ 860,200	¥ 422,153	¥ 691,332